OTHER ACCRUED LIABILITIES - Schedule of other accrued liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement indemnities	€ 2,153	€ 2,382
Provision for warranty costs	162	252	€ 368
Accruals for payroll and associated taxes	1,848	944
Conditional government advances	463	463
Value added tax payable	531	463
Advances received from customers	861	225
Provision for Asset Retirement Obligation (Japan)	101	109
Others	340	353
Total	6,583	5,289
Less non-current portion	(2,710)	(2,534)
Current portion	3,873	2,755
Korea
Provision for employee termination indemnities	€ 122	€ 97